Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Property and Equipment
Property and Equipment

8.             Property and Equipment

Property and equipment consist of the following (in thousands):

	September 29, 2012	December 31, 2011

Furniture and fixtures	$56	$56
Machinery, equipment and tooling	505	513
Computers and software	171	111
Leasehold improvements	90	90
Accumulated depreciation	(372)	(303)
Property and equipment, net	$450	$467

Depreciation expense for the nine months ended September 29, 2012 and October 1, 2011 was $82,000 and $74,000, respectively.

5. Property and Equipment

        At December 31, 2011 and 2010, property and equipment consist of the following (in thousands):

	December 31,
	2011	2010
Furniture and fixtures	$56	$41
Machinery, equipment and tooling	513	494
Computers and software	111	74
Leasehold improvements	90	49
Accumulated depreciation	(303)	(192)

Property and equipment, net	$467	$466

        Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $111,000, $74,000 and $60,000, respectively.